COVID -19	12 Months Ended
Dec. 31, 2021
COVID -19
COVID -19

21. COVID -19

In December 2019, a novel strain of coronavirus was reported in Wuhan, China and on March 11, 2020 the World Health Organization declared COVID-19 a pandemic. The COVID-19 pandemic has resulted in a widespread health crisis and numerous disease control measures being taken to limit its spread. As the pandemic continues its impact throughout the world, it impacts the operation of the Group’s business especially the delay or cancellation of offline events and offline training. The business and financial position of certain of the Group’s customers were also affected, which adversely affected the financial results of the Group, including but not limited to negative impact to the Group’s total revenues, slower collection of receivables, additional allowance for credit losses, and impairment to the Company’s long-term assets.

The Group will continue to monitor and assess the impact of the ongoing development of the pandemic on the Group’s financial condition and operating results.